UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F/A

                              FORM 13F/A COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):    [x] is a restatement.*
                                       [ ] adds new holdings entries.

* Previous filing inadvertently failed to list CUSIP Numbers.

Institutional Investment Manager Filing this Report:

Name:          Paramount BioCapital Asset Management, Inc.
Address:       787 Seventh Avenue, 48th Floor
               New York, NY 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Lindsay A. Rosenwald, M.D.
Title:         Chairman
Phone:         212-554-4300

Signature, Place, and Date of Signing:

/s/ Lindsay A. Rosenwald, M.D.        New York, NY        05/06/05
------------------------------        ------------        --------
        [Signature]                   [City, State]        [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         28
Form 13F Information Table Value Total:         35,659
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

-------------------------------------------
Paramount BioCapital Asset Management, Inc.
Form 13F
At 3/31/2005
----------------------------------------



---------------------------------------------------------------------------------------------------------------------------
               Column 1                    Column 2      Column 3        Column 4         Column 5
---------------------------------------------------------------------------------------------------------------------------

                                                           CUSIP       Fair Market        Shares or        SH/       Put/

            Name of Issuer              Title or Class    Number     Value (x $1000)  Principal Amount     PRN       Call
            --------------              --------------    ------     ---------------  ----------------     ---       ----
---------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC Total            Common          32346108        $2,392.63           136,800    SH
---------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC Total            Common          32346108          $619.51             1,349    SH     Puts
---------------------------------------------------------------------------------------------------------------------------
Antisoma PLC Total                          Common         G0395B135          $130.41           300,000    SH
---------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. Total           Common          40047102        $1,096.14           217,058    SH
---------------------------------------------------------------------------------------------------------------------------
Avanir Pharma Total                         Common         05348P104          $278.08           126,400    SH
---------------------------------------------------------------------------------------------------------------------------
BIOCRYST PHARMACEUTICALS INC Total          Common         09058V103          $246.87            53,550    SH
---------------------------------------------------------------------------------------------------------------------------
Bioenvision inc. Total                      Common         09058V103          $549.13            95,500    SH
---------------------------------------------------------------------------------------------------------------------------
Callisto Pharmaceuticals, Inc. Total        Common         1312EM104           $90.75            60,500    SH
---------------------------------------------------------------------------------------------------------------------------
Corcept Therapeutics Inc. Total             Common         218352102           $88.59            19,513    SH
---------------------------------------------------------------------------------------------------------------------------
CYPRESS BIOSCIENCE INC Total                Common         232674507        $6,875.25           752,215    SH
---------------------------------------------------------------------------------------------------------------------------
Cytokinetics Inc. Total                     Common         23282W100        $1,152.59           175,700    SH
---------------------------------------------------------------------------------------------------------------------------
Depomed Inc. Total                          Common         249908104           $61.19            15,531    SH
---------------------------------------------------------------------------------------------------------------------------
DOV PHARMACEUTICAL I Total                  Common         259858108        $2,420.95           176,970    SH
---------------------------------------------------------------------------------------------------------------------------
EXELIXIS INC Total                          Common         30161Q104        $1,410.92           208,100    SH
---------------------------------------------------------------------------------------------------------------------------
Favrille, Inc. Total                        Common         312088404          $889.51           175,100    SH
---------------------------------------------------------------------------------------------------------------------------
GUILFORD PHARMACEUTICALS INC Total          Common         401829106          $201.15            87,456    SH
---------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC Total                      Common         452907108          $267.13           109,931    SH
---------------------------------------------------------------------------------------------------------------------------
INSPIRE PHARMACEUTIC Total                  Common         457733103            $1.01                85    SH     Calls
---------------------------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS INC Total              Common         45031X204        $1,972.52           199,648    SH
---------------------------------------------------------------------------------------------------------------------------
Micro Therapeutics,Inc. Total               Common         59500W100          $306.27            79,344    SH
---------------------------------------------------------------------------------------------------------------------------
NitroMed, Inc. Total                        Common         654798503        $1,435.00            82,900    SH
---------------------------------------------------------------------------------------------------------------------------
Nuvelo, Inc. Total                          Common         67072M301        $1,930.93           297,066    SH
---------------------------------------------------------------------------------------------------------------------------
Oscient Pharmaceuticals Corp. Total         Common         68812R105        $1,435.36           613,400    SH
---------------------------------------------------------------------------------------------------------------------------
Pharmion Corp. Total                        Common         71715B409        $4,265.90           147,100    SH
---------------------------------------------------------------------------------------------------------------------------
PROGENICS PHARMA Total                      Common         743187106        $1,070.93            63,708    SH
---------------------------------------------------------------------------------------------------------------------------
Vion Pharmaceuticals Inc Total              Common         927624106        $3,611.96         1,267,354    SH
---------------------------------------------------------------------------------------------------------------------------
VIROPHARMA INC Total                        Common          92841108          $232.83            99,500    SH
---------------------------------------------------------------------------------------------------------------------------
ZONAGEN INC Total                           Common         98975L108          $625.24           204,996    SH
---------------------------------------------------------------------------------------------------------------------------

                                                                     -----------------
                                                                           $35,658.73
                                                                     =================

------------------------------------------------------------------------------------------
               Column 1                   Column 6    Column 7               Column 8
------------------------------------------------------------------------------------------

                                         Investment     Other             Voting Authority
                                                                          ----------------
            Name of Issuer               Discretion   Managers     Sole    Shared   None
            --------------               ----------   --------     ----    ------   ----
------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC Total            Sole                    X
------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC Total            Sole                    X
------------------------------------------------------------------------------------------
Antisoma PLC Total                          Sole                    X
------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. Total           Sole                    X
------------------------------------------------------------------------------------------
Avanir Pharma Total                         Sole                    X
------------------------------------------------------------------------------------------
BIOCRYST PHARMACEUTICALS INC Total          Sole                    X
------------------------------------------------------------------------------------------
Bioenvision inc. Total                      Sole                    X
------------------------------------------------------------------------------------------
Callisto Pharmaceuticals, Inc. Total        Sole                    X
------------------------------------------------------------------------------------------
Corcept Therapeutics Inc. Total             Sole                    X
------------------------------------------------------------------------------------------
CYPRESS BIOSCIENCE INC Total                Sole                    X
------------------------------------------------------------------------------------------
Cytokinetics Inc. Total                     Sole                    X
------------------------------------------------------------------------------------------
Depomed Inc. Total                          Sole                    X
------------------------------------------------------------------------------------------
DOV PHARMACEUTICAL I Total                  Sole                    X
------------------------------------------------------------------------------------------
EXELIXIS INC Total                          Sole                    X
------------------------------------------------------------------------------------------
Favrille, Inc. Total                        Sole                    X
------------------------------------------------------------------------------------------
GUILFORD PHARMACEUTICALS INC Total          Sole                    X
------------------------------------------------------------------------------------------
IMMUNOMEDICS INC Total                      Sole                    X
------------------------------------------------------------------------------------------
INSPIRE PHARMACEUTIC Total                  Sole                    X
------------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS INC Total              Sole                    X
------------------------------------------------------------------------------------------
Micro Therapeutics,Inc. Total               Sole                    X
------------------------------------------------------------------------------------------
NitroMed, Inc. Total                        Sole                    X
------------------------------------------------------------------------------------------
Nuvelo, Inc. Total                          Sole                    X
------------------------------------------------------------------------------------------
Oscient Pharmaceuticals Corp. Total         Sole                    X
------------------------------------------------------------------------------------------
Pharmion Corp. Total                        Sole                    X
------------------------------------------------------------------------------------------
PROGENICS PHARMA Total                      Sole                    X
------------------------------------------------------------------------------------------
Vion Pharmaceuticals Inc Total              Sole                    X
------------------------------------------------------------------------------------------
VIROPHARMA INC Total                        Sole                    X
------------------------------------------------------------------------------------------
ZONAGEN INC Total                           Sole                    X
------------------------------------------------------------------------------------------